Indebtedness, net (Schedule of Premium Amortization Recognized) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Interest expense and amortization of premium and loan costs	$ 57	$ 55	$ 113	$ 120	$ 232	$ 277	$ 1,953